SCHEDULE OF COMPONENTS OF LEASE EXPENSE AND SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Total	$ 111,334	$ 125,182
Cash paid for amounts included in the measurement of lease obligations	$ 116,743	$ 110,768	$ 172,425	$ 151,586
Weighted average remaining lease term (in years)	2 years 7 months 9 days	3 years 3 months 21 days	3 years 1 month 9 days	3 years 9 months 25 days
Operating lease, weighted average discount rate, percent	3.23%	3.23%	3.23%	3.23%
Related Parties [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Total	$ 14,046	$ 16,132	$ 20,736	$ 32,677
Non Related Parties [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Total	$ 97,288	$ 109,050	$ 150,804	$ 118,315